Short-term loans (Narrative) (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) loan	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 CNY (¥)
Number of loans borrowed | loan	3
Short-term deposits	$ 93,802	¥ 653,034		¥ 0
Loans Payable
Debt Instrument, Face Amount	39,000	557,000	$ 320
Line of Credit Facility, Maximum Borrowing Capacity	$ 40,000		$ 320
Short-term deposits | ¥		¥ 650,000
Debt Instrument, Maturity Date, Description	These loans were all with a maturity of less than one year
Loans Payable | Minimum
Debt Instrument, Interest Rate, Stated Percentage	2.38%	2.38%	2.38%
Loans Payable | Maximum
Debt Instrument, Interest Rate, Stated Percentage	3.77%	3.77%	3.77%